Investment Portfolio	as of January 31, 2021 (Unaudited)
DWS Global High Income Fund
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 98.9%
Communication Services 16.4%
Altice Financing SA, 144A, 5.0%, 1/15/2028		1,085,000	1,112,125
Altice France Holding SA:
144A, 6.0%, 2/15/2028		855,000	861,413
144A, 10.5%, 5/15/2027		2,110,000	2,365,837
Altice France SA:
144A, 3.375%, 1/15/2028	EUR	1,000,000	1,202,931
144A, 5.125%, 1/15/2029		249,000	256,781
144A, 5.5%, 1/15/2028		1,470,000	1,530,637
144A, 7.375%, 5/1/2026		5,325,000	5,580,653
144A, 8.125%, 2/1/2027		2,238,000	2,472,990
Arches Buyer, Inc.:
144A, 4.25%, 6/1/2028		375,000	374,531
144A, 6.125%, 12/1/2028		180,000	184,500
Avaya, Inc., 144A, 6.125%, 9/15/2028		1,520,000	1,618,800
C&W Senior Financing DAC, 144A, 6.875%, 9/15/2027		1,130,000	1,203,026
Cable One, Inc., 144A, 4.0%, 11/15/2030		325,000	334,750
CCO Holdings LLC:
144A, 4.75%, 3/1/2030		1,250,000	1,329,650
144A, 5.0%, 2/1/2028		1,015,000	1,066,258
144A, 5.125%, 5/1/2027		1,535,000	1,611,474
Clear Channel Worldwide Holdings, Inc.:
144A, 5.125%, 8/15/2027		2,755,000	2,813,544
9.25%, 2/15/2024		766,000	795,924
CommScope Technologies LLC:
144A, 5.0%, 3/15/2027		300,000	297,375
144A, 6.0%, 6/15/2025		1,114,000	1,136,280
CommScope, Inc.:
144A, 7.125%, 7/1/2028		800,000	851,204
144A, 8.25%, 3/1/2027		1,110,000	1,193,250
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028		1,820,000	1,979,851
CSC Holdings LLC:
144A, 4.625%, 12/1/2030		940,000	958,800
144A, 5.5%, 4/15/2027		750,000	791,025
144A, 5.75%, 1/15/2030		1,195,000	1,287,612
144A, 6.5%, 2/1/2029		1,425,000	1,585,312
144A, 7.5%, 4/1/2028		1,200,000	1,332,000
Diamond Sports Group LLC, 144A, 5.375%, 8/15/2026		445,000	359,338
DISH DBS Corp.:
5.875%, 11/15/2024		830,000	860,104
7.375%, 7/1/2028		535,000	557,069
7.75%, 7/1/2026 (b)		800,000	874,000
Endurance Acquisition Merger Sub, 144A, 6.0%, 2/15/2029 (c)		1,095,000	1,078,575
Frontier Communications Corp.:
144A, 5.0%, 5/1/2028		1,645,000	1,706,687
144A, 5.875%, 10/15/2027		890,000	958,441
144A, 6.75%, 5/1/2029		1,095,000	1,155,225
Gray Television, Inc., 144A, 4.75%, 10/15/2030		665,000	663,338

Lamar Media Corp.:
144A, 3.625%, 1/15/2031		418,000	421,658
4.875%, 1/15/2029		760,000	805,600
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027		1,710,000	1,843,004
Netflix, Inc., 4.625%, 5/15/2029	EUR	500,000	770,604
Outfront Media Capital LLC:
144A, 4.25%, 1/15/2029		825,000	818,813
144A, 5.0%, 8/15/2027		1,200,000	1,236,960
QualityTech LP, 144A, 3.875%, 10/1/2028		1,620,000	1,652,724
Radiate Holdco LLC:
144A, 4.5%, 9/15/2026		660,000	671,794
144A, 6.5%, 9/15/2028		2,380,000	2,504,950
Sable International Finance Ltd., 144A, 5.75%, 9/7/2027		1,335,000	1,415,100
Scripps Escrow II, Inc.:
144A, 3.875%, 1/15/2029		325,000	325,000
144A, 5.375%, 1/15/2031		360,000	363,600
Telecom Italia Capital SA, 6.375%, 11/15/2033		1,950,000	2,406,349
Telecom Italia SpA, 144A, 5.303%, 5/30/2024		7,550,000	8,206,661
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		2,000,000	2,116,000
Uber Technologies, Inc.:
144A, 6.25%, 1/15/2028		305,000	327,875
144A, 7.5%, 5/15/2025		1,200,000	1,285,464
144A, 7.5%, 9/15/2027		495,000	542,916
UPC Holding BV, REG S, 3.875%, 6/15/2029	EUR	1,000,000	1,239,337
UPCB Finance IV Ltd., 144A, 4.0%, 1/15/2027	EUR	225,000	277,565
ViaSat, Inc.:
144A, 5.625%, 9/15/2025		1,275,000	1,300,500
144A, 5.625%, 4/15/2027 (b)		925,000	972,406
144A, 6.5%, 7/15/2028 (b)		1,090,000	1,177,200
Videotron Ltd.:
144A, 5.125%, 4/15/2027		1,750,000	1,851,675
144A, 5.375%, 6/15/2024		250,000	274,375
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		964,000	991,715
Virgin Media Secured Finance PLC:
144A, 5.5%, 8/15/2026		2,290,000	2,387,325
144A, 5.5%, 5/15/2029		3,805,000	4,102,056
Vodafone Group PLC, 7.0%, 4/4/2079		3,690,000	4,582,967
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	3,550,000	4,294,229
Ziggo BV:
144A, 2.875%, 1/15/2030	EUR	1,060,000	1,298,125
144A, 4.875%, 1/15/2030		1,285,000	1,346,815
Ziggo Secured Finance BV, 144A, 5.5%, 1/15/2027		5,605,000	5,878,580
			106,031,252
Consumer Discretionary 20.4%
1011778 BC Unlimited Liability Co.:
144A, 3.5%, 2/15/2029		620,000	618,838
144A, 3.875%, 1/15/2028		4,860,000	4,931,928
144A, 4.375%, 1/15/2028		1,315,000	1,341,300
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	510,000	619,612
Asbury Automotive Group, Inc.:
4.5%, 3/1/2028		280,000	287,700
4.75%, 3/1/2030		295,000	310,252
Beacon Roofing Supply, Inc., 144A, 4.875%, 11/1/2025		1,000,000	1,012,710
Beazer Homes U.S.A., Inc., 5.875%, 10/15/2027		300,000	316,875
Boyd Gaming Corp.:
4.75%, 12/1/2027		1,770,000	1,820,887
6.0%, 8/15/2026		590,000	609,913

6.375%, 4/1/2026		1,100,000	1,138,192
Caesars Entertainment, Inc.:
144A, 6.25%, 7/1/2025		2,915,000	3,084,157
144A, 8.125%, 7/1/2027		3,940,000	4,324,150
Caesars Resort Collection LLC, 144A, 5.75%, 7/1/2025		160,000	167,927
Carnival Corp.:
144A, 7.625%, 3/1/2026 (b)		1,154,000	1,220,355
144A, 9.875%, 8/1/2027		1,440,000	1,652,400
144A, 10.5%, 2/1/2026		885,000	1,027,706
144A, 11.5%, 4/1/2023		1,480,000	1,679,800
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,870,000	2,340,368
REG S, 4.375%, 5/15/2026	EUR	1,850,000	2,315,337
144A, 6.75%, 5/15/2025		770,000	820,289
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026		2,115,000	2,194,312
Dana, Inc.:
5.375%, 11/15/2027		505,000	530,250
5.625%, 6/15/2028		300,000	319,874
Empire Communities Corp., 144A, 7.0%, 12/15/2025		1,090,000	1,150,713
EVOCA SpA, 144A, 3-month EURIBOR + 4.25%, 4.25% (d), 11/1/2026	EUR	530,000	596,551
Ford Motor Co.:
5.291%, 12/8/2046		655,000	689,997
7.45%, 7/16/2031		250,000	319,375
8.5%, 4/21/2023		740,000	828,578
9.0%, 4/22/2025		2,865,000	3,484,356
9.625%, 4/22/2030 (b)		1,800,000	2,550,939
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025		2,494,000	2,546,249
4.0%, 11/13/2030		1,487,000	1,521,394
5.113%, 5/3/2029		1,370,000	1,507,873
5.125%, 6/16/2025		2,520,000	2,737,350
Group 1 Automotive, Inc., 144A, 4.0%, 8/15/2028		1,120,000	1,146,600
Hilton Domestic Operating Co., Inc.:
144A, 3.75%, 5/1/2029		2,855,000	2,899,666
4.875%, 1/15/2030		1,150,000	1,239,614
144A, 5.375%, 5/1/2025		270,000	284,918
IAA, Inc., 144A, 5.5%, 6/15/2027		630,000	661,563
Jaguar Land Rover Automotive PLC:
144A, 5.875%, 1/15/2028		2,100,000	2,147,512
144A, 7.75%, 10/15/2025		1,110,000	1,204,350
Kronos Acquisition Holdings, Inc.:
144A, 5.0%, 12/31/2026		220,000	224,400
144A, 7.0%, 12/31/2027		533,000	544,993
L Brands, Inc.:
144A, 6.625%, 10/1/2030		820,000	922,496
144A, 6.875%, 7/1/2025		1,060,000	1,154,282
6.875%, 11/1/2035		1,770,000	2,051,943
144A, 9.375%, 7/1/2025		590,000	728,650
Lithia Motors, Inc., 144A, 4.625%, 12/15/2027		1,250,000	1,318,750
LKQ European Holdings BV, 144A, 3.625%, 4/1/2026	EUR	1,600,000	1,973,232
LKQ Italia Bondco SpA, 144A, 3.875%, 4/1/2024	EUR	880,000	1,147,003
M/I Homes, Inc., 4.95%, 2/1/2028		1,270,000	1,337,627
Marriott Ownership Resorts, Inc., 144A, 6.125%, 9/15/2025		1,810,000	1,923,125
Melco Resorts Finance Ltd.:
144A, 5.375%, 12/4/2029		225,000	236,632
144A, 5.75%, 7/21/2028		600,000	637,320
Meritor, Inc.:
144A, 4.5%, 12/15/2028		160,000	162,400

144A, 6.25%, 6/1/2025		410,000	436,650
Mobilux Finance SAS, 144A, 5.5%, 11/15/2024	EUR	700,000	859,687
NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024		1,410,000	1,247,850
144A, 5.875%, 3/15/2026		1,105,000	1,093,950
PetSmart, Inc.:
144A, 4.75%, 2/15/2028 (c)		480,000	480,000
144A, 7.75%, 2/15/2029 (c)		450,000	450,000
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025		1,175,000	1,254,829
Prestige Brands, Inc., 144A, 5.125%, 1/15/2028		580,000	616,787
Real Hero Merger Sub 2, Inc., 144A, 6.25%, 2/1/2029		835,000	856,627
Royal Caribbean Cruises Ltd.:
144A, 9.125%, 6/15/2023		1,900,000	2,056,750
144A, 10.875%, 6/1/2023		1,115,000	1,257,162
144A, 11.5%, 6/1/2025		500,000	579,063
Scientific Games International, Inc.:
144A, 7.0%, 5/15/2028		2,045,000	2,167,700
144A, 7.25%, 11/15/2029		1,445,000	1,556,987
SeaWorld Parks & Entertainment, Inc., 144A, 9.5%, 8/1/2025		1,150,000	1,233,375
Sonic Automotive, Inc., 6.125%, 3/15/2027		305,000	321,013
Spectrum Brands, Inc., 144A, 5.0%, 10/1/2029		260,000	275,160
Staples, Inc., 144A, 7.5%, 4/15/2026		1,950,000	1,989,175
Stars Group Holdings BV, 144A, 7.0%, 7/15/2026		2,295,000	2,406,881
Suburban Propane Partners LP, 5.75%, 3/1/2025		300,000	303,000
Taylor Morrison Communities, Inc.:
144A, 5.125%, 8/1/2030		1,525,000	1,677,500
144A, 5.75%, 1/15/2028		1,425,000	1,606,687
Tenneco, Inc., 144A, 7.875%, 1/15/2029		158,000	177,751
Tesla, Inc., 144A, 5.3%, 8/15/2025		2,595,000	2,701,265
TRI Pointe Group, Inc.:
5.25%, 6/1/2027		415,000	450,690
5.7%, 6/15/2028		830,000	931,675
United Rentals North America, Inc., 5.25%, 1/15/2030		1,000,000	1,107,500
Univar Solutions U.S.A., Inc., 144A, 5.125%, 12/1/2027		1,500,000	1,575,000
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025		910,000	966,875
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027 (b)		3,220,000	3,114,191
144A, 7.0%, 2/15/2029 (c)		375,000	375,000
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029 (c)		180,000	180,000
White Cap Buyer LLC, 144A, 6.875%, 10/15/2028		720,000	745,488
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/2028		680,000	700,400
Wolverine World Wide, Inc., 144A, 6.375%, 5/15/2025		1,470,000	1,561,875
Wyndham Destinations, Inc.:
5.65%, 4/1/2024		1,100,000	1,177,000
6.6%, 10/1/2025		658,000	732,025
144A, 6.625%, 7/31/2026		260,000	290,368
Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/2028		590,000	598,113
Wynn Macau Ltd.:
144A, 5.5%, 1/15/2026		1,230,000	1,269,606
144A, 5.625%, 8/26/2028		3,060,000	3,147,057
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029		610,000	629,825
ZF Europe Finance BV:
REG S, 1.25%, 10/23/2023	EUR	2,200,000	2,655,275
REG S, 2.0%, 2/23/2026	EUR	3,200,000	3,812,355
REG S, 3.0%, 10/23/2029	EUR	1,700,000	2,083,871
			132,275,621

Consumer Staples 4.4%
Albertsons Companies, Inc.:
144A, 3.5%, 3/15/2029		380,000	375,250
144A, 4.625%, 1/15/2027		100,000	104,796
144A, 5.875%, 2/15/2028		530,000	571,738
Casino Guichard Perrachon SA, REG S, 1.865%, 6/13/2022	EUR	800,000	965,985
Chobani LLC, 144A, 4.625%, 11/15/2028		330,000	336,600
Edgewell Personal Care Co., 144A, 5.5%, 6/1/2028		730,000	780,903
JBS Investments II GmbH, 144A, 5.75%, 1/15/2028		4,121,000	4,368,590
JBS U.S.A. LUX SA:
144A, 5.5%, 1/15/2030		980,000	1,112,300
144A, 5.75%, 6/15/2025		3,215,000	3,299,394
144A, 6.5%, 4/15/2029		1,585,000	1,804,919
144A, 6.75%, 2/15/2028		1,930,000	2,130,237
Kraft Heinz Foods Co., 4.25%, 3/1/2031		2,540,000	2,853,700
Nomad Foods Bondco PLC, 144A, 3.25%, 5/15/2024	EUR	1,300,000	1,593,422
Pilgrim's Pride Corp., 144A, 5.875%, 9/30/2027		2,050,000	2,181,610
Post Holdings, Inc., 144A, 5.0%, 8/15/2026		1,500,000	1,547,295
Primo Water Holdings, Inc., 144A, 5.5%, 4/1/2025		2,700,000	2,781,837
TreeHouse Foods, Inc., 4.0%, 9/1/2028		710,000	717,100
U.S. Foods, Inc., 144A, 4.75%, 2/15/2029 (c)		1,090,000	1,094,088
			28,619,764
Energy 12.6%
Antero Midstream Partners LP:
5.375%, 9/15/2024		675,000	676,215
144A, 5.75%, 3/1/2027		1,805,000	1,800,149
144A, 5.75%, 1/15/2028		770,000	770,000
Antero Resources Corp.:
144A, 7.625%, 2/1/2029		1,955,000	1,998,987
144A, 8.375%, 7/15/2026		710,000	749,201
Apache Corp.:
4.875%, 11/15/2027		585,000	601,088
5.1%, 9/1/2040		664,000	672,340
Archrock Partners LP:
144A, 6.25%, 4/1/2028		2,105,000	2,149,752
144A, 6.875%, 4/1/2027		845,000	886,954
Ascent Resources Utica Holdings LLC, 144A, 8.25%, 12/31/2028		890,000	905,762
Blue Racer Midstream LLC, 144A, 7.625%, 12/15/2025		475,000	502,612
Buckeye Partners LP, 144A, 4.5%, 3/1/2028		740,000	764,361
Cheniere Energy Partners LP:
4.5%, 10/1/2029		3,039,000	3,257,869
5.625%, 10/1/2026		600,000	625,500
Cheniere Energy, Inc., 144A, 4.625%, 10/15/2028		290,000	302,386
CNX Resources Corp.:
144A, 6.0%, 1/15/2029		1,610,000	1,663,854
144A, 7.25%, 3/14/2027		1,160,000	1,247,348
Comstock Resources, Inc.:
144A, 7.5%, 5/15/2025		650,000	664,625
9.75%, 8/15/2026		1,210,000	1,288,650
Continental Resources, Inc., 144A, 5.75%, 1/15/2031		690,000	746,787
DCP Midstream Operating LP:
5.125%, 5/15/2029		750,000	815,708
5.375%, 7/15/2025		2,677,000	2,863,587
5.625%, 7/15/2027		520,000	566,800
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		1,685,000	1,743,975

144A, 5.75%, 1/30/2028	285,000	302,100
144A, 6.625%, 7/15/2025	385,000	411,228
EQM Midstream Partners LP:
144A, 4.5%, 1/15/2029	705,000	682,440
144A, 4.75%, 1/15/2031	915,000	883,323
5.5%, 7/15/2028	580,000	600,729
144A, 6.0%, 7/1/2025	1,430,000	1,495,880
144A, 6.5%, 7/1/2027	815,000	880,282
EQT Corp.:
5.0%, 1/15/2029	1,020,000	1,109,250
7.875%, 2/1/2025 (b)	940,000	1,107,743
8.75%, 2/1/2030	1,715,000	2,178,050
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	1,665,000	1,748,666
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	1,750,000	1,763,475
144A, 6.0%, 2/1/2031	735,000	746,025
144A, 6.25%, 11/1/2028	320,000	337,600
Indigo Natural Resources LLC, 144A, 5.375%, 2/1/2029 (c)	1,180,000	1,165,250
Murphy Oil U.S.A., Inc.:
144A, 3.75%, 2/15/2031	325,000	325,000
4.75%, 9/15/2029	985,000	1,047,794
5.625%, 5/1/2027	405,000	427,781
NuStar Logistics LP:
5.75%, 10/1/2025	905,000	952,512
6.375%, 10/1/2030	650,000	716,625
Occidental Petroleum Corp.:
5.5%, 12/1/2025	1,590,000	1,661,550
5.55%, 3/15/2026	1,095,000	1,151,119
6.125%, 1/1/2031	2,915,000	3,196,443
6.45%, 9/15/2036	1,220,000	1,338,797
6.625%, 9/1/2030	2,500,000	2,806,250
8.0%, 7/15/2025 (b)	1,810,000	2,045,752
8.5%, 7/15/2027	1,050,000	1,239,000
Parkland Corp., 144A, 5.875%, 7/15/2027	1,630,000	1,744,100
Range Resources Corp.:
144A, 8.25%, 1/15/2029	1,980,000	2,079,000
9.25%, 2/1/2026	570,000	621,180
Rattler Midstream LP, 144A, 5.625%, 7/15/2025	835,000	874,663
Southwestern Energy Co.:
6.45%, 1/23/2025	1,274,000	1,335,311
7.75%, 10/1/2027	1,180,000	1,250,800
8.375%, 9/15/2028	570,000	609,960
Sunoco LP:
144A, 4.5%, 5/15/2029	663,000	677,918
5.875%, 3/15/2028	285,000	302,100
6.0%, 4/15/2027	394,000	417,148
Targa Resources Partners LP:
144A, 4.0%, 1/15/2032 (c)	1,065,000	1,054,350
144A, 4.875%, 2/1/2031	350,000	366,625
5.0%, 1/15/2028	3,040,000	3,138,800
5.5%, 3/1/2030	810,000	861,127
TerraForm Power Operating LLC, 144A, 4.75%, 1/15/2030	610,000	654,225
USA Compression Partners LP:
6.875%, 4/1/2026	1,133,000	1,184,212
6.875%, 9/1/2027	960,000	1,024,646

Western Midstream Operating LP:
4.1%, 2/1/2025		835,000	864,701
5.05%, 2/1/2030		1,680,000	1,848,000
			81,494,040
Financials 2.4%
Acrisure LLC, 144A, 4.25%, 2/15/2029 (c)		1,365,000	1,365,000
AG Issuer LLC, 144A, 6.25%, 3/1/2028		875,000	914,279
AmWINS Group, Inc., 144A, 7.75%, 7/1/2026		645,000	691,362
Intesa Sanpaolo SpA:
144A, 5.017%, 6/26/2024		900,000	979,781
144A, 5.71%, 1/15/2026		2,100,000	2,377,037
LD Holdings Group LLC, 144A, 6.5%, 11/1/2025		714,000	758,625
LPL Holdings, Inc., 144A, 4.625%, 11/15/2027		240,000	250,500
Navient Corp.:
4.875%, 3/15/2028 (c)		4,920,000	4,883,100
6.125%, 3/25/2024		1,500,000	1,597,500
OneMain Finance Corp.:
5.375%, 11/15/2029		860,000	946,000
8.875%, 6/1/2025		500,000	558,050
Sabre GLBL, Inc., 144A, 7.375%, 9/1/2025		300,000	323,250
Shift4 Payments LLC, 144A, 4.625%, 11/1/2026		170,000	177,225
			15,821,709
Health Care 8.0%
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		620,000	652,550
AdaptHealth LLC:
144A, 4.625%, 8/1/2029		680,000	696,150
144A, 6.125%, 8/1/2028		885,000	951,375
Avantor Funding, Inc., 144A, 4.625%, 7/15/2028		285,000	300,020
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027		1,475,000	1,636,807
144A, 9.25%, 4/1/2026		4,900,000	5,438,510
Bausch Health Companies, Inc.:
144A, 5.25%, 2/15/2031		620,000	638,767
144A, 6.125%, 4/15/2025		3,685,000	3,776,019
144A, 9.0%, 12/15/2025		6,850,000	7,519,245
Catalent Pharma Solutions, Inc., 144A, 5.0%, 7/15/2027		1,085,000	1,143,319
CHS/Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031 (c)		1,400,000	1,400,000
144A, 5.625%, 3/15/2027		755,000	792,750
144A, 6.0%, 1/15/2029		755,000	802,188
144A, 6.875%, 4/15/2029 (c)		1,085,000	1,103,640
144A, 8.125%, 6/30/2024		1,705,000	1,790,250
Emergent BioSolutions, Inc., 144A, 3.875%, 8/15/2028		360,000	369,554
Encompass Health Corp.:
4.5%, 2/1/2028		380,000	395,675
4.75%, 2/1/2030		725,000	779,803
HCA, Inc.:
5.375%, 9/1/2026		1,100,000	1,248,236
5.625%, 9/1/2028		1,830,000	2,143,241
5.875%, 2/1/2029		800,000	952,876
IQVIA, Inc.:
144A, 2.25%, 1/15/2028	EUR	510,000	624,124
REG S, 3.25%, 3/15/2025	EUR	1,000,000	1,223,792
144A, 5.0%, 5/15/2027		600,000	631,727
Legacy LifePoint Health LLC, 144A, 6.75%, 4/15/2025		1,200,000	1,281,000
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		1,840,000	1,853,800

Molina Healthcare, Inc., 144A, 4.375%, 6/15/2028		940,000	982,817
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025		565,000	605,963
RegionalCare Hospital Partners Holdings, Inc., 144A, 9.75%, 12/1/2026		595,000	648,803
RP Escrow Issuer LLC, 144A, 5.25%, 12/15/2025		505,000	523,938
Select Medical Corp., 144A, 6.25%, 8/15/2026		1,295,000	1,385,482
Syneos Health, Inc., 144A, 3.625%, 1/15/2029		1,170,000	1,168,537
Tenet Healthcare Corp.:
4.625%, 7/15/2024		600,000	611,220
144A, 4.875%, 1/1/2026		1,710,000	1,783,752
5.125%, 5/1/2025		1,000,000	1,013,140
144A, 6.125%, 10/1/2028		950,000	995,125
144A, 6.25%, 2/1/2027		900,000	948,065
144A, 7.5%, 4/1/2025		450,000	486,209
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021		406,000	405,639
			51,704,108
Industrials 12.0%
ATS Automation Tooling Systems, Inc., 144A, 4.125%, 12/15/2028		1,370,000	1,387,125
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		2,129,000	2,184,886
144A, 6.0%, 10/15/2022		687,000	681,847
144A, 7.5%, 3/15/2025		2,270,000	2,125,287
Brundage-Bone Concrete Pumping Holdings, Inc., 144A, 6.0%, 2/1/2026		685,000	696,987
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026		235,000	243,021
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028		970,000	1,008,800
Cimpress PLC, 144A, 7.0%, 6/15/2026		900,000	946,125
Clark Equipment Co., 144A, 5.875%, 6/1/2025		555,000	586,913
CP Atlas Buyer, Inc., 144A, 7.0%, 12/1/2028		325,000	332,924
Delta Air Lines, Inc.:
144A, 4.5%, 10/20/2025		3,300,000	3,525,108
144A, 4.75%, 10/20/2028		2,040,000	2,256,962
144A, 7.0%, 5/1/2025		1,130,000	1,310,327
EnerSys, 144A, 4.375%, 12/15/2027		790,000	840,599
Forterra Finance LLC, 144A, 6.5%, 7/15/2025		320,000	340,800
Fortress Transportation and Infrastructure Investors LLC, 144A, 9.75%, 8/1/2027		320,000	361,824
GFL Environmental, Inc.:
144A, 4.25%, 6/1/2025 (b)		6,785,000	6,988,550
144A, 5.125%, 12/15/2026		430,000	453,650
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026 (c)		525,000	544,359
Hillenbrand, Inc., 5.75%, 6/15/2025		1,605,000	1,725,375
Howmet Aerospace, Inc., 6.875%, 5/1/2025		1,580,000	1,844,650
Itron, Inc., 144A, 5.0%, 1/15/2026		1,100,000	1,122,000
Jaguar Holding Co. II:
144A, 4.625%, 6/15/2025		520,000	545,350
144A, 5.0%, 6/15/2028		445,000	472,813
Masonite International Corp., 144A, 5.375%, 2/1/2028		5,166,000	5,530,771
MasTec, Inc., 144A, 4.5%, 8/15/2028		600,000	631,980
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027		1,452,000	1,588,125
Moog, Inc., 144A, 4.25%, 12/15/2027		1,450,000	1,504,375
Nielsen Finance LLC:
144A, 5.625%, 10/1/2028		1,875,000	2,007,047
144A, 5.875%, 10/1/2030		880,000	975,700
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027		750,000	741,825
144A, 6.25%, 1/15/2028		2,355,000	2,508,075
Rebecca Bidco GmbH, 144A, 5.75%, 7/15/2025	EUR	1,190,000	1,514,886
Rolls-Royce PLC, 144A, 5.75%, 10/15/2027		1,830,000	1,958,100
Sensata Technologies, Inc., 144A, 3.75%, 2/15/2031		590,000	605,511

Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,395,000	1,422,035
Spirit AeroSystems, Inc., 144A, 7.5%, 4/15/2025		505,000	541,719
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025		3,335,000	3,783,557
Stericycle, Inc., 144A, 3.875%, 1/15/2029		190,000	195,415
Summit Materials LLC, 144A, 5.25%, 1/15/2029		310,000	326,275
Tennant Co., 5.625%, 5/1/2025		170,000	176,205
TransDigm, Inc.:
144A, 4.625%, 1/15/2029		980,000	972,650
5.5%, 11/15/2027		1,260,000	1,300,018
144A, 6.25%, 3/15/2026		2,825,000	2,979,358
Triumph Group, Inc., 144A, 6.25%, 9/15/2024		363,000	357,782
U.S. Concrete, Inc., 144A, 5.125%, 3/1/2029		320,000	326,802
Vertical Holdco GmbH, 144A, 7.625%, 7/15/2028		320,000	345,200
Vertical Midco GmbH:
144A, 4.375%, 7/15/2027	EUR	4,950,000	6,283,395
144A, 3-month EURIBOR + 4.75%, 4.75% (d), 7/15/2027	EUR	2,500,000	3,071,336
Vertical U.S. Newco, Inc., 144A, 5.25%, 7/15/2027		1,877,000	1,970,850
WESCO Distribution, Inc.:
144A, 7.125%, 6/15/2025		385,000	419,650
144A, 7.25%, 6/15/2028		1,050,000	1,179,533
			77,744,457
Information Technology 1.4%
ams AG, 144A, 7.0%, 7/31/2025		1,560,000	1,712,100
Austin BidCo, Inc., 144A, 7.125%, 12/15/2028		355,000	367,869
Banff Merger Sub, Inc., 144A, 9.75%, 9/1/2026		810,000	861,637
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025		590,000	638,002
Microchip Technology, Inc., 144A, 4.25%, 9/1/2025		660,000	691,157
Presidio Holdings, Inc.:
144A, 4.875%, 2/1/2027		505,000	531,401
144A, 8.25%, 2/1/2028		320,000	354,400
Rackspace Technology Global, Inc., 144A, 5.375%, 12/1/2028		860,000	896,550
Science Applications International Corp., 144A, 4.875%, 4/1/2028		330,000	347,325
SS&C Technologies, Inc., 144A, 5.5%, 9/30/2027		660,000	699,739
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		1,105,000	1,127,100
Unisys Corp., 144A, 6.875%, 11/1/2027		484,000	536,030
ZoomInfo Technologies LLC, 144A, 3.875%, 2/1/2029 (c)		325,000	328,250
			9,091,560
Materials 14.8%
Arconic Corp., 144A, 6.125%, 2/15/2028		1,735,000	1,860,657
ARD Finance SA, 144A, 6.5%, 6/30/2027		500,000	522,500
Ardagh Packaging Finance PLC:
144A, 4.125%, 8/15/2026		5,425,000	5,594,531
144A, 5.25%, 8/15/2027		470,000	488,448
144A, 6.0%, 2/15/2025		999,000	1,028,970
Axalta Coating Systems LLC, 144A, 4.75%, 6/15/2027		5,020,000	5,265,977
Cascades, Inc.:
144A, 5.125%, 1/15/2026		335,000	355,100
144A, 5.375%, 1/15/2028		1,450,000	1,531,563
CF Industries, Inc., 5.15%, 3/15/2034		215,000	264,450
Chemours Co.:
4.0%, 5/15/2026	EUR	1,000,000	1,217,069
5.375%, 5/15/2027 (b)		895,000	963,244
144A, 5.75%, 11/15/2028		3,405,000	3,524,192
Clearwater Paper Corp.:
144A, 4.75%, 8/15/2028		930,000	962,271
144A, 5.375%, 2/1/2025		313,000	341,561

Cleveland-Cliffs, Inc., 144A, 6.75%, 3/15/2026		1,465,000	1,576,399
Commercial Metals Co., 3.875%, 2/15/2031 (c)		595,000	609,131
Constellium SE:
144A, 4.25%, 2/15/2026	EUR	1,440,000	1,771,540
144A, 5.625%, 6/15/2028		2,170,000	2,324,612
144A, 5.75%, 5/15/2024		425,000	431,375
144A, 5.875%, 2/15/2026		485,000	498,629
144A, 6.625%, 3/1/2025		2,500,000	2,541,737
Element Solutions, Inc., 144A, 3.875%, 9/1/2028		520,000	523,549
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026		1,640,000	1,707,650
144A, 6.875%, 10/15/2027		4,230,000	4,562,816
Freeport-McMoRan, Inc.:
4.125%, 3/1/2028		2,560,000	2,692,608
4.25%, 3/1/2030		1,470,000	1,593,568
4.375%, 8/1/2028		1,780,000	1,886,222
4.625%, 8/1/2030		920,000	1,021,453
5.0%, 9/1/2027		1,010,000	1,075,650
HB Fuller Co., 4.25%, 10/15/2028		500,000	511,250
Hudbay Minerals, Inc.:
144A, 6.125%, 4/1/2029		2,400,000	2,544,000
144A, 7.625%, 1/15/2025		1,895,000	1,972,600
Illuminate Buyer LLC, 144A, 9.0%, 7/1/2028		170,000	189,499
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/2026		2,440,000	2,449,150
Ingevity Corp., 144A, 3.875%, 11/1/2028		830,000	832,166
Kaiser Aluminum Corp., 144A, 4.625%, 3/1/2028		380,000	391,978
Kraton Polymers LLC, 144A, 4.25%, 12/15/2025		760,000	763,800
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	650,000	800,000
LABL Escrow Issuer LLC, 144A, 6.75%, 7/15/2026		835,000	897,792
Mauser Packaging Solutions Holding Co.:
REG S, 4.75%, 4/15/2024	EUR	500,000	604,851
144A, 7.25%, 4/15/2025		1,165,000	1,148,399
Mercer International, Inc.:
144A, 5.125%, 2/1/2029		1,710,000	1,737,240
5.5%, 1/15/2026		510,000	522,796
Methanex Corp.:
5.125%, 10/15/2027		2,080,000	2,164,698
5.25%, 12/15/2029		600,000	628,125
Nouryon Holding BV, 144A, 8.0%, 10/1/2026		2,070,000	2,197,719
Novelis Corp.:
144A, 4.75%, 1/30/2030		4,260,000	4,480,348
144A, 5.875%, 9/30/2026		785,000	822,288
OI European Group BV, 144A, 4.0%, 3/15/2023		6,060,000	6,211,500
Olin Corp., 5.625%, 8/1/2029		889,000	952,341
Pro-Gest SpA, REG S, 3.25%, 12/15/2024	EUR	825,000	942,609
Rayonier Am Products, Inc., 144A, 7.625%, 1/15/2026		355,000	371,863
Resolute Forest Products, Inc., 144A, 4.875%, 3/1/2026 (c)		840,000	835,800
Reynolds Group Issuer, Inc., 144A, 5.125%, 7/15/2023		128,000	129,587
SPCM SA, 144A, 4.875%, 9/15/2025		1,000,000	1,030,000
thyssenkrupp AG, REG S, 1.875%, 3/6/2023	EUR	2,650,000	3,206,400
Tronox Finance PLC, 144A, 5.75%, 10/1/2025		4,322,000	4,462,465
Tronox, Inc.:
144A, 6.5%, 5/1/2025		300,000	321,750
144A, 6.5%, 4/15/2026 (b)		2,615,000	2,696,719
			95,557,205
Real Estate 4.1%
ADLER Group SA, REG S, 3.25%, 8/5/2025	EUR	1,500,000	1,886,311

Cushman & Wakefield U.S. Borrower LLC, 144A, 6.75%, 5/15/2028		1,215,000	1,321,555
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029		555,000	578,310
144A, (REIT), 5.0%, 7/15/2028		770,000	809,224
144A, (REIT), 5.25%, 7/15/2030		1,185,000	1,259,063
MGM Growth Properties Operating Partnership LP:
144A, (REIT), 3.875%, 2/15/2029		1,015,000	1,032,128
144A, (REIT), 4.625%, 6/15/2025		2,356,000	2,497,360
(REIT), 5.75%, 2/1/2027		2,165,000	2,434,413
Peach Property Finance GmbH, 144A, 4.375%, 11/15/2025	EUR	2,150,000	2,692,139
Realogy Group LLC:
144A, 5.75%, 1/15/2029		1,045,000	1,067,206
144A, 7.625%, 6/15/2025		1,900,000	2,063,875
Service Properties Trust:
(REIT), 5.5%, 12/15/2027		1,510,000	1,611,925
(REIT), 7.5%, 9/15/2025		1,665,000	1,882,527
Uniti Group LP:
144A, (REIT), 6.0%, 4/15/2023		1,575,000	1,608,469
144A, (REIT), 6.5%, 2/15/2029 (c)		790,000	788,215
144A, (REIT), 7.875%, 2/15/2025		650,000	700,378
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025		110,000	111,950
144A, (REIT), 3.75%, 2/15/2027		290,000	294,350
144A, (REIT), 4.125%, 8/15/2030		1,720,000	1,791,000
144A, (REIT), 4.625%, 12/1/2029		144,000	153,000
			26,583,398
Utilities 2.4%
AmeriGas Partners LP:
5.5%, 5/20/2025		1,525,000	1,677,500
5.75%, 5/20/2027		675,000	767,586
Calpine Corp.:
144A, 4.5%, 2/15/2028		1,445,000	1,486,544
144A, 4.625%, 2/1/2029		300,000	303,000
144A, 5.0%, 2/1/2031		455,000	467,512
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028		1,320,000	1,420,795
NRG Energy, Inc.:
144A, 3.375%, 2/15/2029		335,000	342,672
144A, 3.625%, 2/15/2031		1,705,000	1,775,331
144A, 5.25%, 6/15/2029		1,342,000	1,476,200
5.75%, 1/15/2028		1,545,000	1,679,763
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		965,000	1,020,584
Pike Corp., 144A, 5.5%, 9/1/2028		350,000	361,375
Talen Energy Supply LLC:
144A, 7.25%, 5/15/2027		1,740,000	1,840,050
144A, 7.625%, 6/1/2028		600,000	646,500
Vistra Operations Co. LLC, 144A, 5.625%, 2/15/2027		545,000	577,068
			15,842,480
Total Corporate Bonds (Cost $608,956,649)			640,765,594

Loan Participations and Assignments 0.6%
Senior Loans (d)
Brand Energy & Infrastructure Services, Inc., Term Loan, 3-month USD LIBOR + 4.25%, 5.25%, 6/21/2024		1,196,899	1,185,092

Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 3-month USD LIBOR + 4.25%, 5.0%, 4/29/2024	1,628,900	1,620,756
Flex Acquisition Co., Inc., First Lien Term Loan, 3-month USD LIBOR + 3.0%, 4.0%, 12/29/2023	771,226	772,853
Total Loan Participations and Assignments (Cost $3,481,936)		3,578,701
	Shares	Value ($)

Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	388	1,816

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $239,283)	1,219	64,907

Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (f) (g) (Cost $9,790,885)	9,790,885	9,790,885

Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 0.05% (f) (Cost $7,695,912)	7,695,912	7,695,912

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $630,164,665)	102.2	661,897,815
Other Assets and Liabilities, Net	(2.2)	(14,060,819)
Net Assets	100.0	647,836,996
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2021 are as follows:
Value ($) at 10/31/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 1/31/2021	Value ($) at 1/31/2021
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (f) (g)
15,429,600	—	5,638,715 (h)	—	—	2,504	—	9,790,885	9,790,885
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 0.05% (f)
6,487,401	79,720,240	78,511,729	—	—	1,196	—	7,695,912	7,695,912
21,917,001	79,720,240	84,150,444	—	—	3,700	—	17,486,797	17,486,797
*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2021 amounted to $8,872,659, which is 1.4% of net assets.
(c)	When-issued security.

(d)	Variable or floating rate security. These securities are shown at their current rate as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
EURIBOR: Euro Interbank Offered Rate
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
At January 31, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	46,689,963	USD	56,544,104	2/26/2021	(146,480)	State Street Bank and Trust
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$640,765,594	$—	$640,765,594
Loan Participations and Assignments	—	3,578,701	—	3,578,701
Common Stocks	1,816	—	—	1,816
Warrants	—	—	64,907	64,907
Short-Term Investments (a)	17,486,797	—	—	17,486,797
Total	$17,488,613	$644,344,295	$64,907	$661,897,815
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(146,480)	$—	$(146,480)
Total	$—	$(146,480)	$—	$(146,480)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized depreciation of the Fund's derivative instruments as of January 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$ (146,480)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closedend funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGHIF-PH1
R-080548-1 (1/23)